Employee benefits - Sensitivity Analysis of Actuarial Assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates
Employee benefits [Line Items]
Increase in actuarial assumption	$ (2,352)	$ (2,575)	$ (2,090)
Decrease in actuarial assumption	2,647	2,898	2,352
Actuarial assumption of employee turnover rate
Employee benefits [Line Items]
Increase in actuarial assumption	(309)	(338)	(274)
Decrease in actuarial assumption	$ 345	$ 378	$ 307